SUBSEQUENT EVENTS (Details Narrative)	Feb. 29, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 10, 2023 USD ($) Machines	Mar. 10, 2024 Machines	Jun. 30, 2023 Machines
Jinhe Capital Limited [Member]
Subsequent Event [Line Items]
Number of machines to be purchased | Machines			5,000		2,000
Aggregate consideration			$ 9,000,000
Subsequent Event [Member] | Jinhe Capital Limited [Member]
Subsequent Event [Line Items]
Number of machines to be purchased | Machines				2,000
Subsequent Event [Member] | Unsecured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Repayments of principal amount.		$ 1,500,000
Unsecured convertible promissory note		9,000,000
Debt instrument, face amount adjusted		$ 7,500,000
Debt Instrument, maturity date		Feb. 01, 2025
Debt Instrument, interest rate		5.00%
Debt Instrument, periodic interest payment	$ 450,000
Debt Instrument, periodic principal payment	$ 1,500,000